UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Genesis Asset Management LLC
Address:   909 Montgomery Street
           Suite 500
           San Francisco, CA  94133

Form 13F File Number: 28-05737
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Gail P. Seneca
        -------------------------
Title:  President
        -------------------------
Phone:  (415) 486-6727
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Gail P. Seneca                 San Francisco, CA                  2/10/2004
------------------                 -----------------                  ---------
   [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           82
                                         -----------
Form 13F Information Table Value Total:      $61,229
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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                                              FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
Actel Corp                     COM              004934105      210    8700 SH       SOLE                0   8700    0
Adobe Systems Inc              COM              00724F101     1139   29150 SH       SOLE                0  29150    0
Adolph Coors Cl B              COM              217016104     1183   21090 SH       SOLE                0  21090    0
Aeropostale Inc                COM              007865108      263    9600 SH       SOLE                0   9600    0
Alaris Medical Inc.            COM              011637105      282   18550 SH       SOLE                0  18550    0
Alliance Gaming Corp           COM              01859P609      256   10400 SH       SOLE                0  10400    0
Applebees International Inc.   COM              037899101      279    7100 SH       SOLE                0   7100    0
BJ's Wholesale Club Inc.       COM              05548J106      349   15200 SH       SOLE                0  15200    0
Barr Labs Inc                  COM              068306109     1413   18360 SH       SOLE                0  18360    0
Belo Corporation-A             COM              080555105     1324   46720 SH       SOLE                0  46720    0
Boise Cascade Corporation      COM              097383103      304    9250 SH       SOLE                0   9250    0
CDW Computer Centers Inc       COM              12512N105     1186   20540 SH       SOLE                0  20540    0
CNET Networks Inc.             COM              12613r104      209   30600 SH       SOLE                0  30600    0
Chico's FAS Inc.               COM              168615102      755   20430 SH       SOLE                0  20430    0
Coca-Cola Enterprises          COM              191219104     1484   67850 SH       SOLE                0  67850    0
Comverse Technology Inc New    COM              205862402      672   38220 SH       SOLE                0  38220    0
Corning Inc                    COM              219350105      395   37900 SH       SOLE                0  37900    0
Cott Corporation               COM              22163N106      235    8400 SH       SOLE                0   8400    0
Crane Co.                      COM              224399105      338   11000 SH       SOLE                0  11000    0
Cypress Semiconductor Corp     COM              232806109     1633   76450 SH       SOLE                0  76450    0
Dycom Industries               COM              267475101      233    8700 SH       SOLE                0   8700    0
E M C Corp Mass                COM              268648102      131   10150 SH       SOLE                0  10150    0
Embarcadero Technologies Inc   COM              290787100      221   13840 SH       SOLE                0  13840    0
F5 Networks Inc                COM              315616102      284   11300 SH       SOLE                0  11300    0
Fairchild Semicon Intl CL A    COM              303726103     1579   63220 SH       SOLE                0  63220    0
Foundry Networks Inc           COM              35063R100     1344   49170 SH       SOLE                0  49170    0
Gen-Probe Inc                  COM              36866t103      328    9000 SH       SOLE                0   9000    0
Gilead Sciences Inc            COM              375558103     1569   26930 SH       SOLE                0  26930    0
Global Payments Inc            COM              37940X102      276    5850 SH       SOLE                0   5850    0
Graftech International LTD     COM              384313102      367   27200 SH       SOLE                0  27200    0
Hughes Supply Inc.             COM              444482103      230    4630 SH       SOLE                0   4630    0
IXIA                           COM              45071R109      226   19300 SH       SOLE                0  19300    0
Ingersoll-Rand Co              COM              G4776G101     1688   24870 SH       SOLE                0  24870    0
Jabil Circuit Inc              COM              466313103     1328   46910 SH       SOLE                0  46910    0
Jarden Corp.                   COM              471109108      287   10500 SH       SOLE                0  10500    0
Jos A Bank Clothiers Inc.      COM              480838101      215    6200 SH       SOLE                0   6200    0
KLA-Tencor Corporation         COM              482480100     1301   22230 SH       SOLE                0  22230    0
MKS Instruments Inc            COM              55306N104      265    9130 SH       SOLE                0   9130    0
Macromedia Inc                 COM              556100105      202   11400 SH       SOLE                0  11400    0
Manor Care Inc.                COM              564055101     1287   37240 SH       SOLE                0  37240    0
Manpower Inc.                  COM              56418H100     1306   27750 SH       SOLE                0  27750    0
Martek Biosciences Corp        COM              572901106      234    3600 SH       SOLE                0   3600    0
Merix Corp                     COM              590049102      231    9410 SH       SOLE                0   9410    0
Mohawk Industries Inc.         COM              608190104     1215   17220 SH       SOLE                0  17220    0
Netgear Inc.                   COM              64111q104      219   13680 SH       SOLE                0  13680    0
Network Appliance Inc          COM              64120L104     1262   61720 SH       SOLE                0  61720    0
New York Community Bancorp     COM              649445103     1494   39270 SH       SOLE                0  39270    0
O2Miro International Ltd       COM              G6797E106      248   11000 SH       SOLE                0  11000    0
PMC-Sierra Inc                 COM              69344F106     1120   55710 SH       SOLE                0  55710    0
PSS World Medical Inc.         COM              69366A100      295   24440 SH       SOLE                0  24440    0
Paccar Inc.                    COM              693718108     1786   20980 SH       SOLE                0  20980    0
Pacific Sunwear Of California  COM              694873100      226   10730 SH       SOLE                0  10730    0
Perkinelmer Inc                COM              714046109      353   20700 SH       SOLE                0  20700    0
Pharmaceutical Resources       COM              717125108     1108   17010 SH       SOLE                0  17010    0
Plexus Corp.                   COM              729132100      284   16540 SH       SOLE                0  16540    0
Providian Financial Corp       COM              74406a102     1325  113840 SH       SOLE                0 113840    0
RF Micro Devices Inc           COM              749941100      885   88010 SH       SOLE                0  88010    0
Rohm & Haas Co                 COM              775371107     1522   35640 SH       SOLE                0  35640    0
Rudolph Technologies Inc       COM              781270103      234    9530 SH       SOLE                0   9530    0
Ryder System Inc.              COM              783549108      290    8500 SH       SOLE                0   8500    0
SPX Corp                       COM              784635104     1251   21280 SH       SOLE                0  21280    0
Sanmina-SCI CORP               COM              800907107     1361  108030 SH       SOLE                0 108030    0
Secure Computing Corp          COM              813705100      279   15600 SH       SOLE                0  15600    0
Staples Inc                    COM              855030102     1076   39410 SH       SOLE                0  39410    0
Starbucks Corp                 COM              855244109     1082   32640 SH       SOLE                0  32640    0
Symantec                       COM              871503108     1401   40600 SH       SOLE                0  40600    0
Symbol Technology              COM              871508107      998   59100 SH       SOLE                0  59100    0
TJX Companies Inc New          COM              872540109     1274   57770 SH       SOLE                0  57770    0
Taro Pharmaceutical Industries COM              M8737E108      321    4980 SH       SOLE                0   4980    0
Tech Data Corp                 COM              878237106      365    9200 SH       SOLE                0   9200    0
Teradyne Inc                   COM              880770102     1313   51600 SH       SOLE                0  51600    0
Terex Corp                     COM              880779103      219    7700 SH       SOLE                0   7700    0
Tetra Tech, Inc                COM              88162G103      291   11700 SH       SOLE                0  11700    0
Texas Capital Bancshares Inc.  COM              88224q107      155   10700 SH       SOLE                0  10700    0
Toro Co                        COM              891092108      320    6900 SH       SOLE                0   6900    0
Tractor Supply Company         COM              892356106      273    7000 SH       SOLE                0   7000    0
Verisign Inc                   COM              92343E102     1258   77190 SH       SOLE                0  77190    0
Watson Pharmaceuticals Inc     COM              942683103     1243   27030 SH       SOLE                0  27030    0
Westamerica Bancorporation     COM              957090103      225    4520 SH       SOLE                0   4520    0
William Sonoma                 COM              969904101     1274   36640 SH       SOLE                0  36640    0
Yum! Brands Inc                COM              988498101     1096   31850 SH       SOLE                0  31850    0
Zimmer Holdings Inc            COM              98956P102     1247   17720 SH       SOLE                0  17720    0


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